UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments L.P.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  212-808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LP maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LP. Ridgeback Capital Management LP, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      171,792
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Management LP
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Investments Ltd.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Ariad Pharmaceuticals Inc.       Common Stock   04033A100   24,210 1,000,000 SH       SOLE       1,2         0      0 1,000,000
Array BioPharma, Inc.            Common Stock   04269X105   11,169 1,910,898 SH       SOLE       1,2         0      0 1,910,898
BioLineRx, Ltd.                  Sponsored ADR  09071M106      498   189,511 SH       SOLE       1,2         0      0   189,511
Celldex Therapeutics, Inc.       Common Stock   15117B103   18,021 2,860,525 SH       SOLE       1,2         0      0 2,860,525
Clovis Oncology, Inc.            Common Stock   189464100    7,075   345,954 SH       SOLE       1,2         0      0   345,954
DUSA Pharmaceuticals Inc.        Common Stock   266898105      388    57,200 SH       SOLE       1,2         0      0    57,200
Dynavax Technologies Corporation Common Stock   268158102    1,679   352,700 SH       SOLE       1,2         0      0   352,700
Gilead Sciences Inc.             Common Stock   375558103   16,583   250,000 SH       SOLE       1,2         0      0   250,000
Hyperion Therapeutics, Inc.      Common Stock   44915N101    1,222   115,000 SH       SOLE       1,2         0      0   115,000
Ironwood Pharmaceuticals, Inc.   Common Stock   46333X108   26,752 2,093,307 SH       SOLE       1,2         0      0 2,093,307
Lexicon Pharmaceuticals, Inc.    Common Stock   528872104      232   100,000 SH       SOLE       1,2         0      0   100,000
The Medicines Company            Common Stock   584688105   27,111 1,050,400 SH       SOLE       1,2         0      0 1,050,400
Onyx Pharmaceuticals, Inc.       Common Stock   683399109    6,698    79,265 SH       SOLE       1,2         0      0    79,265
Regeneron Pharmaceuticals, Inc.  Common Stock   75886F107    3,068    20,100 SH       SOLE       1,2         0      0    20,100
Sangamo Biosciences Inc.         Common Stock   800677106    2,288   376,359 SH       SOLE       1,2         0      0   376,359
Santarus, Inc.                   Common Stock   802817304   14,506 1,633,514 SH       SOLE       1,2         0      0 1,633,514
Sunesis Pharmaceuticals Inc.     Common Stock   867328601    9,204 1,634,887 SH       SOLE       1,2         0      0 1,634,887
Xenoport, Inc.                   Common Stock   98411C100    1,088    95,000 SH       SOLE       1,2         0      0    95,000